Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Trade and other receivables	$ 449,205,296	$ 376,796,973
Chilean Peso
Statement [Line Items]
Trade and other receivables	282,513,670	237,454,591
Argentinean Pesos
Statement [Line Items]
Trade and other receivables	84,117,884	68,951,336
US Dollar
Statement [Line Items]
Trade and other receivables	48,620,961	38,729,972
Euro
Statement [Line Items]
Trade and other receivables	9,337,050	10,590,738
Unidades de Fomento
Statement [Line Items]
Trade and other receivables	2,159,295	4,026,471
Uruguayan Peso
Statement [Line Items]
Trade and other receivables	6,786,253	5,243,169
Paraguayan Guaraní
Statement [Line Items]
Trade and other receivables	11,971,053	8,056,575
Bolivian
Statement [Line Items]
Trade and other receivables	1,800,775	1,527,637
Others Currencies
Statement [Line Items]
Trade and other receivables	$ 1,898,355	$ 2,216,484